Income Taxes	12 Months Ended
Sep. 30, 2015
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES
The Consolidated Statements of Financial Condition at September 30, 2015 and 2014 includes net deferred tax assets (liabilities) of $11,549,000 and $2,448,000, respectively, that have been provided for the temporary differences between the tax basis and the financial statement carrying amounts of liabilities and assets. The major sources of these temporary differences and their deferred tax effects were as follows:

September 30,	2015	2014
	(In thousands)
Deferred tax assets
Loan loss reserves	$43,749	$48,505
REO reserves	11,213	13,680
Asset purchase tax basis difference (net)	5,973	8,812
Delinquent accrued interest	3,069	4,767
FDIC loss share guarantee receivable	7,803	1,800
Other, net	3,891	4,749
Total deferred tax assets	75,698	82,313
Deferred tax liabilities
Federal Home Loan Bank stock dividends	24,135	32,810
Valuation adjustment on available-for-sale securities	205	12,032
Loan origination costs	13,875	13,002
Depreciation	25,934	22,021
Total deferred tax liabilities	64,149	79,865
Net deferred tax asset	11,549	2,448
Current tax asset	2,964	14,067
Net tax asset	$14,513	$16,515

A reconciliation of the statutory federal income tax rate to the effective income tax rate follows:

Year ended September 30,	2015	2014	2013
Statutory income tax rate	35%	35%	35%
State income tax	2	2	2
Other differences	(1)	(1)	(2)
Effective income tax rate	36%	36%	35%

Income taxes (benefit) are summarized as follows:

	2015	2014	2013
	(In thousands)
Federal:
Current	$79,841	$70,797	$66,756
Deferred	3,244	10,591	10,355
	83,085	81,388	77,111
State:
Current	$6,636	$4,987	$5,213
Deferred	(518)	1,189	787
	6,118	6,176	6,000
Total
Current	86,477	75,784	71,969
Deferred	2,726	11,780	11,142
	$89,203	$87,564	$83,111

Based on current information the Company does not expect that changes in the amount of unrecognized tax benefits over the next twelve months will have a significant impact on the results of operations or the financial position of the Company. As of 2015 and 2014, the Company's liability for uncertain tax positions was $100,000 and $100,000, respectively. Included in the balance of unrecognized tax benefits at 2015, are $100,000 of tax benefits that, if recognized, would affect the effective tax rate. The Company records interest and penalties related to uncertain tax positions in income tax expense. As of 2015 and 2014, there were approximately $10,000 and $12,000, respectively, of accrued interest and no accrued penalties.
The Company's federal income tax returns are open for the tax years 2013 through 2015. The Company has been examined by the Internal Revenue Service through the year ended September 30, 2012.
State income tax returns are generally subject to examination for a period of three to five years after filing of the respective return. The state impact of any federal changes remains subject to examination by various states for a period of up to two years after formal notification to the states. The Company's unrecognized tax benefits are related to state tax returns open from 2012 through 2015.